Convertible Note Payable - Schedule of Convertible Note Payable (Details) (OWP Ventures, Inc.) (Parenthetical) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended
	Nov. 30, 2018	Nov. 22, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Proceeds from convertible debt				$ 500,000
OWP Ventures, Inc. [Member]
Proceeds from convertible debt					$ 300,000
Stock split ratio		1:4 split adjusted basis, of One World Pharma, Inc. from the majority shareholder.
Convertible Note Payable One [Member]
Number of shares issued	875,000
Stock split ratio	1:4 split
Proceeds from equity securities	$ 500,000
Conversion price percentage	80.00%
Convertible Note Payable One [Member] | OWP Ventures, Inc. [Member]
Number of shares issued	875,000
Stock split ratio	1:4 split
Proceeds from equity securities	$ 500,000
Conversion price percentage	80.00%
Convertible Note Payable One [Member] | CSW Ventures, LP [Member] | OWP Ventures, Inc. [Member]
Proceeds from convertible debt	$ 300,000
Debt interest rate	6.00%